Principal Activities and Organization (Financial Information of Variable Interest Entities, Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Statutory reserve	$ 9,636	$ 2,938
Patents [Member]
Variable Interest Entity [Line Items]
Life of granted patent rights for invention	20 years
Patent registrations and applications [Member]
Variable Interest Entity [Line Items]
Number of intellectual properties held	174
Copyrights [Member]
Variable Interest Entity [Line Items]
Number of intellectual properties held	107
Trademark registrations [Member]
Variable Interest Entity [Line Items]
Number of intellectual properties held	10
Registered domain names [Member]
Variable Interest Entity [Line Items]
Number of intellectual properties held	88
Consolidated variable interest entities [Member]
Variable Interest Entity [Line Items]
Registered capital	7,744
Statutory reserve	$ 2,082
Number of VIEs where the Company has variable interests but not the primary beneficiary	0
Consolidated variable interest entities [Member] | VIE Concentration Risk [Member] | Net revenues [Member]
Variable Interest Entity [Line Items]
VIEs contribution, percentage	71.00%	59.00%	57.00%
Consolidated variable interest entities [Member] | VIE Concentration Risk [Member] | Total assets [Member]
Variable Interest Entity [Line Items]
VIEs contribution, percentage	50.00%	75.00%
Consolidated variable interest entities [Member] | VIE Concentration Risk [Member] | Total liabilities [Member]
Variable Interest Entity [Line Items]
VIEs contribution, percentage	26.00%	75.00%